Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 2,100	$ 820
Assets:
Available-for-sale, at fair value	277,085	308,364
Mortgages held for sale	16,116	22,042
Loans	376	758
Mortgage servicing rights	13,625	12,959
Fair value asset derivatives	36,355	85,129
Derivative assets	12,228	14,498
Other Assets, Fair Value Disclosure	4,867	3,275
Liabilities:
Total derivative liabilities	(34,298)	(87,188)
Net amounts in consolidated balance sheet, liability	(8,796)	(14,492)
Interest rate contract [Member]
Assets:
Derivative assets	5,701	5,388
Liabilities:
Net amounts in consolidated balance sheet, liability	(2,246)	(6,253)
Commodity contract [Member]
Assets:
Derivative assets	1,388	2,350
Liabilities:
Net amounts in consolidated balance sheet, liability	(687)	(2,149)
Equity contract [Member]
Assets:
Derivative assets	2,774	2,340
Liabilities:
Net amounts in consolidated balance sheet, liability	(4,460)	(3,679)
Foreign exchange contract [Member]
Assets:
Derivative assets	2,317	4,231
Liabilities:
Net amounts in consolidated balance sheet, liability	(1,379)	(2,170)
Other contract [Member]
Liabilities:
Net amounts in consolidated balance sheet, liability	0	(47)
Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	91,275	73,032
Trading Securities And Trading Assets	92,329	74,397
Available-for-sale, at fair value	277,085	308,364
Mortgages held for sale	16,116	22,042
Loans	376	758
Mortgage servicing rights	13,625	12,959
Fair value asset derivatives, netting	(24,127)	(70,631)
Derivative assets	12,228	14,498
Other Assets, Fair Value Disclosure	4,867	3,275
Investments Net Asset Value	0	0
Liabilities:
Fair value liability derivatives, netting	25,502	72,696
Net amounts in consolidated balance sheet, liability	(8,796)	(14,492)
Total short sale liabilities	(18,472)	(16,379)
Other liabilities	(3)	(4)
Total liabilities recorded at fair value	(27,271)	(30,875)
Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	17,630	65,268
Liabilities:
Total derivative liabilities	(15,472)	(65,209)
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	2,354	3,057
Liabilities:
Total derivative liabilities	(1,335)	(2,551)
Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	7,007	5,358
Liabilities:
Total derivative liabilities	(8,501)	(6,112)
Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	8,973	10,894
Liabilities:
Total derivative liabilities	(8,568)	(12,742)
Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	391	552
Liabilities:
Total derivative liabilities	(422)	(527)
Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	0	(47)
Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	276,407	307,153
Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	14,874	17,660
Available-for-sale, at fair value	6,319	25,819
Liabilities:
Total short sale liabilities	(10,988)	(10,423)
U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	3,735	2,913
Available-for-sale, at fair value	51,326	51,101
Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	919	810
Available-for-sale, at fair value	36,056	35,020
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	11,791	9,515
Available-for-sale, at fair value	7,666	11,457
Liabilities:
Total short sale liabilities	(4,986)	(4,063)
Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	25,273	20,254
Available-for-sale, at fair value	169,392	177,548
Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	160,219	161,230
Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,608	7,816
Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,565	8,502
Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	993	1,128
Available-for-sale, at fair value	5,648	6,207
Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	553	9
Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	149	327
Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,946	5,871
Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	1,054	1,365
Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	1
Other short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(285)	(98)
Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	33,690	20,752
Available-for-sale, at fair value	678	1,211
Liabilities:
Total short sale liabilities	(2,213)	(1,795)
Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	358	469
Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	320	742
Excluding NAV Investments [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total assets recorded at fair value	416,626	436,293
Including NAV Investments [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total assets recorded at fair value	416,626	436,293
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	45,971	35,412
Trading Securities And Trading Assets	45,971	35,412
Available-for-sale, at fair value	3,896	23,781
Mortgages held for sale	0	0
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Derivative assets	1,734	1,380
Other Assets, Fair Value Disclosure	0	0
Total assets recorded at fair value	51,601	60,573
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(1,349)	(1,073)
Total short sale liabilities	(12,588)	(11,517)
Other liabilities	0	0
Total liabilities recorded at fair value	(13,937)	(12,590)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	17	44
Liabilities:
Total derivative liabilities	(17)	(45)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	1,698	1,314
Liabilities:
Total derivative liabilities	(1,313)	(919)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	19	22
Liabilities:
Total derivative liabilities	(19)	(109)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	3,445	22,928
Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	12,491	14,950
Available-for-sale, at fair value	3,389	22,870
Liabilities:
Total short sale liabilities	(10,420)	(9,722)
Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	56	58
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	0	0
Fair Value, Inputs, Level 1 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	33,480	20,462
Available-for-sale, at fair value	451	853
Liabilities:
Total short sale liabilities	(2,168)	(1,795)
Fair Value, Inputs, Level 1 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	131	112
Fair Value, Inputs, Level 1 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	320	741
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	44,916	37,274
Trading Securities And Trading Assets	45,937	38,611
Available-for-sale, at fair value	270,195	281,078
Mortgages held for sale	15,118	21,057
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Derivative assets	32,980	82,126
Other Assets, Fair Value Disclosure	46	16
Total assets recorded at fair value	364,276	422,888
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(30,930)	(84,411)
Total short sale liabilities	(5,884)	(4,862)
Other liabilities	0	0
Total liabilities recorded at fair value	(36,814)	(89,273)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	17,479	64,986
Liabilities:
Total derivative liabilities	(15,392)	(65,047)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	2,318	3,020
Liabilities:
Total derivative liabilities	(1,318)	(2,537)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	3,970	2,997
Liabilities:
Total derivative liabilities	(5,338)	(3,879)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	8,944	10,843
Liabilities:
Total derivative liabilities	(8,546)	(12,616)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	269	280
Liabilities:
Total derivative liabilities	(336)	(332)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	269,968	280,720
Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	2,383	2,710
Available-for-sale, at fair value	2,930	2,949
Liabilities:
Total short sale liabilities	(568)	(701)
Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	3,732	2,910
Available-for-sale, at fair value	50,401	49,961
Fair Value, Inputs, Level 2 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	565	501
Available-for-sale, at fair value	35,036	34,141
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	11,760	9,481
Available-for-sale, at fair value	7,203	10,967
Liabilities:
Total short sale liabilities	(4,986)	(4,063)
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	25,273	20,254
Available-for-sale, at fair value	169,316	177,456
Fair Value, Inputs, Level 2 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	160,219	161,230
Fair Value, Inputs, Level 2 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,607	7,815
Fair Value, Inputs, Level 2 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,490	8,411
Fair Value, Inputs, Level 2 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	993	1,128
Available-for-sale, at fair value	5,082	5,245
Fair Value, Inputs, Level 2 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	553	9
Fair Value, Inputs, Level 2 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	149	327
Fair Value, Inputs, Level 2 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,380	4,909
Fair Value, Inputs, Level 2 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	1,021	1,337
Fair Value, Inputs, Level 2 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	1
Fair Value, Inputs, Level 2 [Member] | Other short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(285)	(98)
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	210	290
Available-for-sale, at fair value	227	358
Liabilities:
Total short sale liabilities	(45)	0
Fair Value, Inputs, Level 2 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	227	357
Fair Value, Inputs, Level 2 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	1
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	388	346
Trading Securities And Trading Assets	421	374
Available-for-sale, at fair value	2,994	3,505
Mortgages held for sale	998	985
Loans	376	758
Mortgage servicing rights	13,625	12,959
Fair value asset derivatives, netting	0	0
Derivative assets	1,641	1,623
Other Assets, Fair Value Disclosure	4,821	3,259
Total assets recorded at fair value	24,876	23,463
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(2,019)	(1,704)
Total short sale liabilities	0	0
Other liabilities	(3)	(4)
Total liabilities recorded at fair value	(2,022)	(1,708)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	134	238
Liabilities:
Total derivative liabilities	(63)	(117)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	36	37
Liabilities:
Total derivative liabilities	(17)	(14)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	1,339	1,047
Liabilities:
Total derivative liabilities	(1,850)	(1,314)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	10	29
Liabilities:
Total derivative liabilities	(3)	(17)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	122	272
Liabilities:
Total derivative liabilities	(86)	(195)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	0	(47)
Fair Value, Inputs, Level 3 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	2,994	3,505
Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	3	3
Available-for-sale, at fair value	925	1,140
Fair Value, Inputs, Level 3 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	354	309
Available-for-sale, at fair value	1,020	879
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	31	34
Available-for-sale, at fair value	407	432
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	76	92
Fair Value, Inputs, Level 3 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1	1
Fair Value, Inputs, Level 3 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	75	91
Fair Value, Inputs, Level 3 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	566	962
Fair Value, Inputs, Level 3 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	566	962
Fair Value, Inputs, Level 3 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	33	28
Fair Value, Inputs, Level 3 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Collateralized Debt Obligations [Member]
Assets:
Available-for-sale, at fair value	$ 1,000	$ 847